Quarterly Report
September 30, 2023
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
CGS-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 1.6%
General Dynamics Corp.	21,192	$4,682,796
Honeywell International, Inc.	3,105	573,618
Textron, Inc.	6,136	479,467
		$5,735,881
Airlines – 0.6%
United Airlines Holdings, Inc. (a)	50,137	$2,120,795
Automotive – 1.5%
Aptiv PLC (a)	13,432	$1,324,261
LKQ Corp.	18,992	940,294
Tesla, Inc. (a)	12,293	3,075,954
		$5,340,509
Biotechnology – 1.1%
Biogen, Inc. (a)	13,410	$3,446,504
Gilead Sciences, Inc.	5,949	445,818
		$3,892,322
Broadcasting – 1.4%
Omnicom Group, Inc.	47,173	$3,513,445
Walt Disney Co. (a)	19,748	1,600,575
		$5,114,020
Brokerage & Asset Managers – 1.5%
Apollo Global Management, Inc.	12,772	$1,146,415
Bank of New York Mellon Corp.	95,449	4,070,900
Charles Schwab Corp.	8,847	485,700
		$5,703,015
Business Services – 1.8%
Accenture PLC, “A”	4,999	$1,535,243
Fiserv, Inc. (a)	9,443	1,066,681
Verisk Analytics, Inc., “A”	16,313	3,853,783
		$6,455,707
Chemicals – 0.1%
PPG Industries, Inc.	2,760	$358,248
Computer Software – 11.5%
Adobe Systems, Inc. (a)	16,281	$8,301,682
Autodesk, Inc. (a)	2,760	571,072
Microsoft Corp.	83,986	26,518,579
Palo Alto Networks, Inc. (a)	20,781	4,871,898
Salesforce, Inc. (a)	9,120	1,849,353
		$42,112,584
Computer Software - Systems – 6.8%
Apple, Inc.	141,781	$24,274,325
Seagate Technology Holdings PLC	9,283	612,214
		$24,886,539
Consumer Products – 1.8%
Colgate-Palmolive Co.	29,763	$2,116,447
Kimberly-Clark Corp.	36,675	4,432,174
		$6,548,621

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 2.2%
Booking Holdings, Inc. (a)	2,320	$7,154,764
Expedia Group, Inc. (a)	9,090	936,906
		$8,091,670
Electrical Equipment – 0.4%
TE Connectivity Ltd.	12,679	$1,566,237
Electronics – 7.6%
Applied Materials, Inc.	36,073	$4,994,307
Corning, Inc.	40,358	1,229,708
Lam Research Corp.	8,797	5,513,696
NVIDIA Corp.	24,811	10,792,537
NXP Semiconductors N.V.	25,375	5,072,970
Texas Instruments, Inc.	2,248	357,454
		$27,960,672
Energy - Independent – 3.9%
EOG Resources, Inc.	8,700	$1,102,812
Marathon Petroleum Corp.	18,449	2,792,072
Phillips 66	45,163	5,426,335
Valero Energy Corp.	34,833	4,936,184
		$14,257,403
Energy - Integrated – 0.2%
Exxon Mobil Corp.	5,018	$590,016
Engineering - Construction – 0.2%
EMCOR Group, Inc.	2,987	$628,435
Food & Beverages – 2.6%
Archer Daniels Midland Co.	66,522	$5,017,089
General Mills, Inc.	14,216	909,682
Mondelez International, Inc.	16,252	1,127,889
PepsiCo, Inc.	14,405	2,440,783
		$9,495,443
Forest & Paper Products – 1.0%
Weyerhaeuser Co., REIT	124,144	$3,806,255
Gaming & Lodging – 0.3%
Las Vegas Sands Corp.	27,759	$1,272,473
Health Maintenance Organizations – 2.2%
Cigna Group	19,589	$5,603,825
Humana, Inc.	3,349	1,629,356
UnitedHealth Group, Inc.	1,673	843,510
		$8,076,691
Insurance – 4.9%
Ameriprise Financial, Inc.	15,477	$5,102,457
Berkshire Hathaway, Inc., “B” (a)	6,031	2,112,659
Equitable Holdings, Inc.	87,117	2,473,252
Hartford Financial Services Group, Inc.	9,632	683,005
MetLife, Inc.	90,622	5,701,030
Voya Financial, Inc.	27,564	1,831,628
		$17,904,031

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 7.5%
Alphabet, Inc., “A” (a)	75,430	$9,870,770
Alphabet, Inc., “C” (a)	78,943	10,408,635
Gartner, Inc. (a)	1,277	438,790
Meta Platforms, Inc., “A” (a)	22,664	6,803,959
		$27,522,154
Machinery & Tools – 1.7%
Eaton Corp. PLC	12,012	$2,561,920
Ingersoll Rand, Inc.	13,729	874,812
Timken Co.	23,129	1,699,750
Wabtec Corp.	9,756	1,036,770
		$6,173,252
Major Banks – 3.5%
Bank of America Corp.	57,688	$1,579,497
JPMorgan Chase & Co.	48,808	7,078,136
Wells Fargo & Co.	99,575	4,068,635
		$12,726,268
Medical & Health Technology & Services – 2.5%
Cardinal Health, Inc.	17,217	$1,494,780
IQVIA Holdings, Inc. (a)	5,074	998,309
McKesson Corp.	13,625	5,924,831
Veeva Systems, Inc. (a)	3,519	715,941
		$9,133,861
Medical Equipment – 1.2%
Abbott Laboratories	6,530	$632,430
Align Technology, Inc. (a)	8,188	2,499,960
Boston Scientific Corp. (a)	11,827	624,466
Medtronic PLC	6,909	541,389
		$4,298,245
Natural Gas - Distribution – 0.1%
UGI Corp.	15,133	$348,059
Network & Telecom – 1.3%
Equinix, Inc., REIT	5,533	$4,018,397
Motorola Solutions, Inc.	2,634	717,080
		$4,735,477
Oil Services – 0.1%
NOV, Inc.	19,681	$411,333
Other Banks & Diversified Financials – 3.2%
M&T Bank Corp.	17,586	$2,223,750
Mastercard, Inc., “A”	2,150	851,207
SLM Corp.	198,918	2,709,263
Visa, Inc., “A”	25,848	5,945,298
		$11,729,518
Pharmaceuticals – 6.4%
AbbVie, Inc.	11,303	$1,684,825
Eli Lilly & Co.	7,097	3,812,012
Johnson & Johnson	51,809	8,069,252
Merck & Co., Inc.	15,896	1,636,493
Organon & Co.	69,315	1,203,308
Pfizer, Inc.	96,294	3,194,072

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Vertex Pharmaceuticals, Inc. (a)	10,608	$3,688,826
		$23,288,788
Railroad & Shipping – 1.4%
CSX Corp.	162,675	$5,002,256
Real Estate – 0.9%
Brixmor Property Group, Inc., REIT	35,862	$745,213
Prologis, Inc., REIT	20,505	2,300,866
Simon Property Group, Inc., REIT	4,041	436,549
		$3,482,628
Specialty Chemicals – 1.5%
Chemours Co.	101,472	$2,846,289
Linde PLC	7,168	2,669,005
		$5,515,294
Specialty Stores – 8.5%
Amazon.com, Inc. (a)	88,512	$11,251,645
Builders FirstSource, Inc. (a)	33,678	4,192,574
Home Depot, Inc.	13,141	3,970,685
O'Reilly Automotive, Inc. (a)	5,873	5,337,735
Walmart Stores, Inc.	39,010	6,238,869
		$30,991,508
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc.	4,740	$663,837
Tobacco – 1.2%
Altria Group, Inc.	102,058	$4,291,539
Utilities - Electric Power – 3.1%
Edison International	39,030	$2,470,209
PG&E Corp. (a)	267,631	4,316,888
Vistra Corp.	137,271	4,554,652
		$11,341,749
Total Common Stocks		$363,573,333
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 5.4% (v)	1,878,374	$1,878,750

Other Assets, Less Liabilities – (0.0)%		(163,401)
Net Assets – 100.0%		$365,288,682
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,878,750 and $363,573,333, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$363,573,333	$—	$—	$363,573,333
Mutual Funds	1,878,750	—	—	1,878,750
Total	$365,452,083	$—	$—	$365,452,083
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,601,486	$42,319,944	$43,043,003	$654	$(331)	$1,878,750
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$71,314	$—